FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Interest Rate Swaps Not Designated as Hedges
The interest rate swaps are not designated as hedges and are summarized as of December 31, 2021 as follows:

Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
($000s)
150,000	February 2019	February 2026	2.1970%
100,000	March 2020	March 2027	0.9750%
50,000	March 2020	March 2027	0.6000%
100,000	March 2020	March 2025	0.9000%
100,000	April 2020	April 2027	0.5970%
50,000	April 2020	April 2025	0.5000%
550,000

Carrying Value and Estimated Fair Value of Financial Instruments	The carrying value and estimated fair value of the Company's financial instruments as of December 31, 2021 and 2020 are as follows:

	2021		2020
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	113,073	113,073	174,721	174,721
Restricted cash	—	—	14,928	14,928
Marketable securities	2,435	2,435	2,639	2,639
Marketable securities pledged to creditors	—	—	5,835	5,835
Derivative instruments receivable	9,675	9,675	—	—
Liabilities:
Floating rate debt	2,130,812	2,130,812	2,089,930	2,089,930
Fixed rate debt	209,700	206,552	66,251	65,348
Derivative instruments payable	5,673	5,673	19,261	19,261

Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The estimated fair value of financial assets and liabilities are as follows:

(in thousands of $)	2021 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	113,073	113,073	—	—
Marketable securities	2,435	2,435	—	—
Derivative instruments receivable	9,675	9,675	—	—
Liabilities:
Floating rate debt	2,130,812	—	2,130,812	—
Fixed rate debt	206,552	—	—	206,552
Derivative instruments payable	5,673	—	5,673	—

(in thousands of $)	2020 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	174,721	174,721	—	—
Restricted cash	14,928	14,928	—	—
Marketable securities	2,639	2,639	—	—
Marketable securities pledged to creditors	5,835	5,835	—	—
Liabilities:
Floating rate debt	2,089,930	—	2,089,930	—
Fixed rate debt	65,348	—	6,251	59,097
Derivative instruments payable	19,261	—	19,261	—